Intangible Assets - Schedule of Estimated amortization expense on intangible assets (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
2025	$ 28
2026	28
2027	28
2028	9
2029	0
Thereafter	0
Total estimated amortization expense	$ 93	$ 148